Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
October 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
STF-NPRT3-1221
1.9887623.103
Municipal Bonds - 94.4%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	1,025,000	1,176,912
4% 12/1/38	1,705,000	1,948,803
4% 12/1/41	1,345,000	1,527,531
4% 12/1/44	1,200,000	1,349,377
4% 12/1/49	1,450,000	1,620,533
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	8,505,000	9,539,003
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	4,000,000	4,178,418
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	1,400,000	1,567,571
TOTAL ALABAMA		22,908,148
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,100,000	1,330,693
5% 6/1/27	750,000	915,166
5% 12/1/27	1,000,000	1,234,355
5% 6/1/28	1,315,000	1,637,541
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,415,000	1,651,335
TOTAL ALASKA		6,769,090
Arizona - 0.9%
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/39	1,545,000	2,010,324
5% 7/1/40	1,545,000	2,006,074
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	265,000	274,028
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	736,072
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	650,000	733,789
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39	450,000	474,873
Series 2016:
5.75% 1/1/36 (c)	910,000	891,807
6% 1/1/48 (c)	1,250,000	1,211,428
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,825,998
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	2,088,767
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/32	865,000	1,070,335
5% 7/1/39	500,000	608,049
5% 7/1/45	2,565,000	3,083,626
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,548,096
TOTAL ARIZONA		19,563,266
California - 3.6%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,616,000
California Gen. Oblig.:
Series 2017, 5% 11/1/29	2,375,000	2,964,075
Series 2020, 4% 11/1/45	4,200,000	4,693,117
Series 2021, 5% 9/1/29	10,215,000	13,186,087
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	763,596	880,013
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,184,798
5.25% 11/1/36	515,000	599,173
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,223,029
5% 5/15/39	1,175,000	1,420,712
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	100,000	89,475
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	100,000	88,072
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/30 (d)	555,000	684,112
5% 8/1/33 (d)	1,030,000	1,278,554
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	831,587
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,200,326
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	9,000,000	11,390,139
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 B, 5% 7/1/51	6,660,000	8,451,675
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	3,022,532
5% 4/1/25	2,885,000	3,279,879
5% 4/1/26	2,030,000	2,371,269
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31 (d)	840,000	1,014,270
4% 8/1/32 (d)	1,180,000	1,410,226
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,274,274
5% 11/15/26	2,000,000	2,347,052
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,850,000	3,477,146
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	567,807
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	941,262
Series 2017 B:
5% 7/1/29	485,000	579,424
5% 7/1/30	970,000	1,152,752
TOTAL CALIFORNIA		76,218,837
Colorado - 2.7%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	1,000,000	1,177,107
Series 2019 B, 5%, tender 8/1/26 (b)	755,000	883,333
Series 2018 A, 4% 11/15/48	960,000	1,085,411
Series 2019 A:
4% 11/1/39	905,000	1,061,486
5% 11/1/22	1,800,000	1,884,522
5% 11/1/26	1,495,000	1,797,356
5% 11/15/39	1,250,000	1,575,704
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	380,000	420,373
Series 2019 H, 4.25% 11/1/49	215,000	238,180
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,775,000	4,781,264
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,426,396
5% 3/15/38	2,000,000	2,422,451
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,480,000	6,782,040
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,415,000	6,892,346
5% 9/15/46	8,300,000	10,550,908
Series 2020 B, 5% 9/15/27	2,290,000	2,842,384
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	6,725,000	7,012,988
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (FSA Insured)	135,000	156,040
Series 2020:
5% 12/1/22 (FSA Insured)	165,000	172,867
5% 12/1/50 (FSA Insured)	1,500,000	1,841,571
TOTAL COLORADO		56,004,727
Connecticut - 4.3%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	666,833
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	765,329
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	155,000
Series 2014 H, 5% 11/15/21	1,550,000	1,552,730
Series 2015 B, 5% 6/15/32	265,000	304,181
Series 2016 B:
5% 5/15/25	1,000,000	1,157,982
5% 5/15/26	545,000	650,932
Series 2017 A, 5% 4/15/33	245,000	294,442
Series 2018 A, 5% 4/15/38	1,000,000	1,226,279
Series 2018 F, 5% 9/15/22	235,000	244,886
Series 2019 A, 5% 4/15/26	655,000	780,357
Series 2019 B, 5% 2/15/23	7,000,000	7,429,190
Series 2020 A:
4% 1/15/34	2,250,000	2,674,666
5% 1/15/40	2,000,000	2,509,077
Series 2021 D:
5% 7/15/24	1,150,000	1,292,981
5% 7/15/25	1,905,000	2,217,938
5% 7/15/26	1,905,000	2,286,470
5% 7/15/27	2,540,000	3,128,780
5% 7/15/28	2,920,000	3,676,044
Series A, 5% 3/1/27	1,000,000	1,104,620
Series C, 5% 6/1/23	2,000,000	2,055,145
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,905,914
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (b)	805,000	808,907
Series 2014 A, 1.1%, tender 2/7/23 (b)	6,000,000	6,061,933
Series 2020 B:
5%, tender 1/1/25 (b)	2,405,000	2,730,512
5%, tender 1/1/27 (b)	1,780,000	2,138,616
Series U1, 2%, tender 2/8/22 (b)	105,000	105,510
Series 2019 A:
5% 7/1/27 (c)	555,000	596,429
5% 7/1/34 (c)	685,000	727,024
Series 2019 Q-1:
5% 11/1/24	460,000	521,496
5% 11/1/26	500,000	601,938
Series 2020 K:
4% 7/1/45	2,865,000	3,243,973
5% 7/1/40	1,050,000	1,310,124
Series 2021 G:
4% 3/1/46	925,000	1,074,571
4% 3/1/51	1,485,000	1,711,784
Series 2022 M, 5% 7/1/32 (d)	1,585,000	2,020,703
Series A, 5% 7/1/26	1,000,000	1,120,673
Series K1:
5% 7/1/32	1,055,000	1,251,156
5% 7/1/33	815,000	964,331
5% 7/1/35	1,100,000	1,296,271
Series K3, 5% 7/1/43	350,000	406,352
Series R:
4% 7/1/36	1,000,000	1,122,869
5% 6/1/32	550,000	705,358
5% 6/1/33	375,000	479,874
5% 6/1/34	575,000	733,995
5% 6/1/35	870,000	1,108,406
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,610,000	1,734,829
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	432,650
Series A, 5% 9/1/33	5,000,000	5,614,363
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,410,687
5% 1/1/24	1,520,000	1,667,690
5% 1/1/28	3,890,000	4,665,687
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	458,052
Series 2019 A, 5% 11/1/25	495,000	581,271
TOTAL CONNECTICUT		89,487,810
Delaware - 0.1%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	2,918,791

District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	601,172
District of Columbia Rev. Series 2018:
5% 10/1/23	350,000	380,323
5% 10/1/25	495,000	571,031
5% 10/1/26	830,000	982,864
5% 10/1/27	905,000	1,095,396
5% 10/1/43	3,080,000	3,688,545
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,225,000	3,339,515
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,500,000	1,840,340
5% 10/1/44	8,000,000	9,795,362
Series 2019 B, 5% 10/1/47	7,500,000	9,055,177
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,877,821
TOTAL DISTRICT OF COLUMBIA		33,227,546
Florida - 4.3%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	955,214
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,752,666
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	923,903
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	2,000,000	2,402,743
Series 2021:
4% 7/1/38 (FSA Insured)	1,140,000	1,361,633
4% 7/1/39 (FSA Insured)	995,000	1,187,353
5% 7/1/32 (FSA Insured)	3,000,000	3,955,487
5% 7/1/33 (FSA Insured)	2,660,000	3,498,937
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	906,567
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/22	350,000	354,660
5% 3/1/23	400,000	421,058
5% 3/1/24	250,000	270,402
5% 3/1/25	670,000	744,630
Series 2019:
5% 10/1/22	225,000	233,586
5% 10/1/23	250,000	269,404
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	9,130,000	9,985,109
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,812,022
5% 10/1/35	1,000,000	1,126,480
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,877,149
5% 10/1/43	2,000,000	2,465,006
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	5,000,000	6,100,638
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	4,005,000	4,918,493
5% 8/1/28	2,020,000	2,533,644
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,179,474
5% 4/1/44	3,235,000	3,932,219
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,040,309
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	2,000,000	2,328,634
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	1,965,381
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,779,182
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	4,000,000	4,570,222
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	875,000	1,020,696
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,450,962
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,897,074
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	800,000	895,405
5% 7/1/25	1,455,000	1,685,576
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,139,663
Series 2015 A, 5% 12/1/40	1,680,000	1,873,834
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	960,000	1,107,979
Series 2020 B:
4% 7/1/45	3,000,000	3,406,920
5% 7/1/40	700,000	873,416
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	1,000,000	593,470
0% 9/1/39	850,000	481,277
0% 9/1/40	1,000,000	539,786
0% 9/1/41	1,000,000	515,228
0% 9/1/42	1,000,000	491,313
0% 9/1/45	1,850,000	795,388
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	297,332
5% 10/15/49	455,000	548,933
TOTAL FLORIDA		90,466,457
Georgia - 2.5%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,262,054
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	6,360,000	6,607,879
2.25%, tender 5/25/23 (b)	1,840,000	1,891,177
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,320,000	2,444,040
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,155,505
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	800,000	877,002
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,700,021
Series 2019, 4% 6/15/49	190,000	216,865
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	1,855,000	2,064,661
5% 1/1/26	1,225,000	1,436,105
5% 1/1/30	410,000	507,200
5% 1/1/39	1,215,000	1,473,354
5% 1/1/44	1,590,000	1,915,953
Series C, 5% 1/1/22	100,000	100,770
Series HH, 5% 1/1/22	1,825,000	1,839,054
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,701,339
4% 7/1/43	1,545,000	1,750,245
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	770,000	816,565
Series 2019 B, 4%, tender 12/2/24 (b)	2,640,000	2,901,839
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,146,910
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38 (d)	870,000	1,014,323
5% 4/1/27 (d)	400,000	484,397
5% 4/1/31 (d)	600,000	777,830
5% 4/1/36 (d)	480,000	611,975
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	2,000,000	2,223,115
Series 2020 B:
4% 9/1/38	3,000,000	3,550,265
5% 9/1/25	1,355,000	1,585,731
5% 9/1/31	1,385,000	1,810,888
Series A:
5% 6/1/22	420,000	431,679
5% 6/1/23	420,000	450,588
5% 6/1/24	695,000	767,512
TOTAL GEORGIA		52,516,841
Hawaii - 0.7%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	930,000	1,096,151
Series FG, 5% 10/1/27	1,000,000	1,207,579
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	7,055,000	9,010,053
Series 2018 A, 5% 9/1/41	2,000,000	2,460,038
Series 2019 A, 5% 9/1/24	765,000	864,771
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	885,000	1,030,502
TOTAL HAWAII		15,669,094
Idaho - 0.4%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	110,000	120,377
Series 2021 A:
5% 7/15/29	3,000,000	3,834,815
5% 7/15/30	1,000,000	1,299,714
5% 7/15/31	640,000	844,566
5% 7/15/32	1,250,000	1,641,488
TOTAL IDAHO		7,740,960
Illinois - 12.1%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	113,827
4% 6/1/27	830,000	961,884
4% 6/1/28	625,000	729,261
4% 6/1/29	1,550,000	1,830,208
4% 6/1/30	1,000,000	1,204,090
4% 6/1/31	1,250,000	1,491,997
4% 6/1/34	1,000,000	1,166,304
4% 6/1/35	1,290,000	1,500,845
4% 6/1/36	1,575,000	1,827,473
Series 2020 A:
5% 1/1/29	675,000	836,892
5% 1/1/30	625,000	772,079
5% 1/1/31	850,000	1,045,503
5% 1/1/33	1,650,000	2,019,090
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	59,977
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,459,200
Series 2011 A:
5% 12/1/41	60,000	60,183
5.5% 12/1/39	170,000	170,594
Series 2012 A, 5% 12/1/42	55,000	57,067
Series 2015 C:
5.25% 12/1/35	2,000,000	2,212,329
5.25% 12/1/39	45,000	49,576
Series 2016 A, 7% 12/1/44	3,200,000	3,828,880
Series 2017 C, 5% 12/1/25	290,000	335,014
Series 2017 D, 5% 12/1/31	865,000	1,029,300
Series 2017 H, 5% 12/1/36	650,000	765,752
Series 2018 A, 5% 12/1/27	185,000	223,026
Series 2018 C:
5% 12/1/24	100,000	112,525
5% 12/1/25	505,000	583,386
5% 12/1/27	505,000	608,801
5% 12/1/46	1,590,000	1,882,006
Series 2019 A:
5% 12/1/21	185,000	185,689
5% 12/1/23	2,150,000	2,343,095
5% 12/1/28	240,000	293,829
5% 12/1/30	575,000	709,404
5% 12/1/31	600,000	737,325
Series 2021 A:
5% 12/1/35	3,500,000	4,318,561
5% 12/1/38	1,425,000	1,741,464
Series 2021 B, 5% 12/1/36	1,200,000	1,476,006
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	2,090,000	2,424,385
5% 1/1/27	1,520,000	1,803,386
5% 1/1/30	1,745,000	2,178,495
5% 1/1/32	1,300,000	1,599,641
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	620,000	653,129
Series 2016 B, 5% 1/1/46	6,905,000	8,009,052
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D:
5% 1/1/25	500,000	527,139
5.25% 1/1/31	1,485,000	1,568,296
Series 2015 B, 5% 1/1/32	1,000,000	1,134,055
Series 2016 D, 5% 1/1/52	1,205,000	1,423,529
Series 2018 B:
5% 1/1/36	2,250,000	2,759,987
5% 1/1/37	3,250,000	3,977,820
5% 1/1/48	10,000,000	12,024,240
5% 1/1/53	385,000	463,093
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	975,595
5% 3/1/25	850,000	975,124
5% 3/1/26	1,235,000	1,457,802
5% 3/1/27	1,245,000	1,512,966
5% 3/1/28	1,350,000	1,674,430
Cook County Gen. Oblig. Series 2021 A:
5% 11/15/31	3,650,000	4,746,369
5% 11/15/32	2,400,000	3,112,523
5% 11/15/33	2,350,000	3,039,189
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	292,938
5% 10/1/28	200,000	249,366
5% 10/1/44	1,000,000	1,215,887
5% 10/1/49	1,250,000	1,510,933
5% 10/1/51	1,000,000	1,207,026
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	348,921
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,150,000	5,829,615
5% 5/15/43	50,000	60,371
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	1,000,000	1,192,127
Bonds Series E, 2.25%, tender 4/29/22 (b)	330,000	333,290
Series 2012 A, 5% 5/15/22	1,000,000	1,025,144
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	413,560
Series 2015 A:
4.125% 11/15/37	680,000	750,778
5% 11/15/45	10,000,000	11,510,618
Series 2016 A:
5% 2/15/24	850,000	939,859
5% 8/15/25	1,175,000	1,362,548
Series 2016 C, 5% 2/15/31	2,500,000	3,001,671
Series 2016:
4% 12/1/35	360,000	404,901
5% 12/1/40	2,150,000	2,513,392
5% 12/1/46	12,400,000	14,389,415
Series 2017 A, 5% 1/1/35	3,000,000	3,522,132
Series 2018 A:
4.25% 1/1/44	55,000	62,303
5% 1/1/38	215,000	257,056
5% 10/1/41	3,000,000	3,648,826
5% 1/1/44	320,000	378,812
Series 2019, 4% 9/1/35	450,000	510,039
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	6,153,989
Series 2012:
5% 8/1/22	60,000	62,096
5% 8/1/24	1,000,000	1,034,041
Series 2013, 5% 7/1/22	40,000	41,245
Series 2014:
5% 2/1/22	215,000	217,535
5% 2/1/23	180,000	190,277
5% 2/1/26	550,000	601,856
Series 2016:
5% 2/1/26	5,270,000	6,120,362
5% 2/1/27	615,000	728,790
Series 2017 D, 5% 11/1/25	1,185,000	1,368,491
Series 2018 A:
5% 10/1/24	500,000	561,363
5% 10/1/28	1,000,000	1,216,122
5% 10/1/29	1,600,000	1,946,514
Series 2018 B, 5% 10/1/26	1,000,000	1,177,130
Series 2019 B:
5% 9/1/22	490,000	508,981
5% 9/1/23	500,000	540,668
5% 9/1/24	500,000	559,849
Series 2021 A:
5% 3/1/32	195,000	242,988
5% 3/1/33	1,000,000	1,241,961
5% 3/1/34	1,000,000	1,237,673
5% 3/1/46	2,000,000	2,395,963
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,366,190
Series 2015 A, 5% 1/1/37	470,000	540,787
Series 2019 A, 5% 1/1/44	490,000	600,876
Series A:
5% 1/1/38	1,010,000	1,282,960
5% 1/1/41	220,000	277,519
5% 1/1/45	13,450,000	16,804,560
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,339,278
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (FSA Insured)	460,000	535,889
4% 12/1/31 (FSA Insured)	615,000	714,145
4% 12/1/33 (FSA Insured)	255,000	294,951
4% 12/1/35 (FSA Insured)	275,000	316,950
4% 12/1/36 (FSA Insured)	250,000	287,590
4% 12/1/38 (FSA Insured)	580,000	664,504
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,779,417
0% 6/15/46 (FSA Insured)	8,000,000	4,020,982
0% 6/15/47 (FSA Insured)	2,525,000	1,226,710
Series 2017 A, 5% 6/15/57	6,625,000	7,648,654
Series 2020 A:
4% 6/15/50	8,955,000	9,875,797
5% 6/15/50	7,310,000	8,627,546
Series 2020 B, 5% 6/15/42	2,695,000	3,274,386
Series 2022 A:
0% 12/15/35 (d)	780,000	551,186
0% 12/15/36 (d)	1,035,000	707,227
0% 6/15/40 (d)	1,055,000	636,751
0% 6/15/41 (d)	1,450,000	842,639
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,507,607
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,500,511
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	999,996
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,409,666
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	228,925
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	124,012
TOTAL ILLINOIS		254,850,320
Indiana - 0.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	580,000	609,164
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 1/1/22 (b)	965,000	967,253
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019, 5% 7/1/22	1,510,000	1,554,785
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	340,000	346,676
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	714,574
Series 2019 B, 3.5% 1/1/49	670,000	722,048
Series 2021 B, 5% 1/1/23	500,000	527,320
Series A:
3.75% 1/1/49	3,170,000	3,454,546
5% 1/1/28	325,000	398,698
5% 7/1/28	325,000	403,105
5% 1/1/29	325,000	405,977
5% 7/1/29	270,000	340,375
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,853,071
Series 2020, 5% 4/1/32	765,000	936,839
TOTAL INDIANA		13,234,431
Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,199,624
Series 2019 A2, 2.875% 5/15/49	165,000	165,656
Series A, 5% 5/15/48	120,000	135,684
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,925,000	7,060,388
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,200,000	1,333,037
Series 2021 B1, 4% 6/1/49	1,550,000	1,714,935
TOTAL IOWA		11,609,324
Kentucky - 3.6%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	859,335
4% 2/1/37	575,000	648,500
5% 2/1/24	1,180,000	1,293,519
5% 2/1/25	945,000	1,072,252
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	377,861
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,750,000	6,922,611
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	896,847
5% 1/1/39	690,000	846,071
5% 1/1/49	2,500,000	3,020,336
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	355,000	355,181
Series 2019 A2, 5% 8/1/49	3,400,000	4,058,409
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,315,313
(Proj. No. 119) Series 2018:
5% 5/1/28	1,000,000	1,236,607
5% 5/1/38	4,000,000	4,855,592
Series 2017:
5% 4/1/25	3,425,000	3,947,539
5% 4/1/26	3,470,000	4,127,640
Series A:
4% 11/1/34	1,250,000	1,462,934
4% 11/1/35	400,000	467,901
4% 11/1/36	1,000,000	1,168,077
4% 11/1/37	1,250,000	1,456,852
5% 11/1/22	1,400,000	1,465,739
5% 8/1/27	400,000	460,986
5% 11/1/29	1,105,000	1,380,019
Series B:
5% 8/1/23	1,330,000	1,437,960
5% 8/1/25	2,965,000	3,435,438
5% 8/1/26	1,910,000	2,279,656
5% 5/1/27	2,000,000	2,445,251
Series C, 5% 11/1/21	1,055,000	1,055,000
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	11,515,000	13,034,107
Series C1, 4%, tender 6/1/25 (b)	2,000,000	2,213,472
Series A:
4% 6/1/23	585,000	617,726
4% 12/1/24	500,000	551,906
4% 6/1/25	585,000	653,471
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	1,530,000	1,665,121
Series 2020 C, 5%, tender 10/1/26 (b)	525,000	630,521
Series 2020 D, 5%, tender 10/1/29 (b)	630,000	802,448
Series 2016 A, 5% 10/1/31	95,000	112,697
Series 2020 A, 4% 10/1/39	1,500,000	1,712,626
TOTAL KENTUCKY		76,343,521
Louisiana - 0.7%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/22	815,000	840,425
4% 12/1/23	1,135,000	1,199,553
4% 12/1/24	1,145,000	1,237,180
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,378,721
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	1,076,619
Series 2018 E:
5% 7/1/32	1,470,000	1,813,151
5% 7/1/33	1,195,000	1,471,273
5% 7/1/34	1,385,000	1,701,489
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,495,000	1,554,996
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	1,410,000	1,433,937
2.1%, tender 7/1/24 (b)	680,000	700,155
TOTAL LOUISIANA		15,407,499
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	100,000	107,812
Series 2013:
5% 7/1/22 (Escrowed to Maturity)	400,000	412,654
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	395,000	425,856
Series 2017 B, 5% 7/1/33	280,000	332,943
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	3,035,000	3,167,685
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	599,077
TOTAL MAINE		5,046,027
Maryland - 2.1%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	5,425,000	6,562,804
5% 4/1/28	6,575,000	8,254,292
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	510,000	557,757
Series 2019 C:
5% 9/1/27	725,000	886,091
5% 9/1/28	115,000	143,394
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,111,123
Maryland Gen. Oblig.:
First Series 2016, 5% 6/1/26	1,785,000	1,993,583
Series 2022 2C, 4% 3/1/29 (d)	4,210,000	4,989,673
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/31	350,000	443,960
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	782,636
5% 4/15/25	920,000	1,057,275
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	1,645,000	1,904,560
4% 7/1/50	960,000	1,104,491
5% 7/1/40	4,930,000	6,296,174
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/26	2,580,000	3,100,619
5% 7/15/27	3,700,000	4,562,315
TOTAL MARYLAND		43,750,747
Massachusetts - 4.5%
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,455,000	5,507,193
Series 2021 A, 5% 6/1/51	7,990,000	9,998,569
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	5,195,000	5,476,347
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,591,814
Series 2017 A, 5% 1/1/36	2,415,000	2,860,183
Series 2017, 5% 7/1/47	945,000	1,074,332
Series 2018, 5% 1/1/43	1,335,000	1,559,972
Series 2019 K:
5% 7/1/25	825,000	955,414
5% 7/1/26	1,085,000	1,294,734
5% 7/1/27	1,305,000	1,596,295
Series 2019:
5% 7/1/25	655,000	750,071
5% 7/1/26	370,000	435,200
5% 7/1/28	550,000	671,546
5% 7/1/29	500,000	620,882
5% 9/1/59	3,730,000	4,521,637
Series 2020 A:
4% 7/1/45	3,660,000	4,092,284
5% 10/15/25	350,000	411,784
5% 10/15/27	7,500,000	9,337,730
5% 10/15/28	7,340,000	9,372,137
Series 2021 V, 5% 7/1/55	5,320,000	8,364,744
Series A, 4% 6/1/49	2,365,000	2,632,643
Series J2, 5% 7/1/53	3,775,000	4,508,885
Series M:
4% 10/1/50	3,725,000	4,168,521
5% 10/1/45	2,805,000	3,415,589
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,630,000	2,021,300
Series E, 5% 11/1/50	3,395,000	4,280,414
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49 (Pre-Refunded to 2/15/26 @ 100)	2,500,000	2,969,880
TOTAL MASSACHUSETTS		94,490,100
Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	165,990
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	961,520
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,194,543
5% 7/1/25	465,000	525,133
5% 7/1/26	425,000	491,504
5% 7/1/27	660,000	778,553
5% 7/1/28	925,000	1,110,576
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,104,068
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	557,061
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,170,273
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	649,543
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	4,954,124
(Trinity Health Proj.) Series 2017, 5% 12/1/37	1,000,000	1,220,218
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (b)	620,000	639,955
Series 2019 MI2, 5%, tender 2/1/25 (b)	740,000	845,289
Series 2015 A:
5% 8/1/26	1,675,000	1,881,550
5% 8/1/27	2,680,000	3,008,128
Series 2015, 5% 11/15/28	1,405,000	1,611,491
Series 2016, 5% 11/15/26	850,000	1,026,169
Series 2019 A:
4% 12/1/49	795,000	907,947
5% 11/15/48	290,000	353,844
Series 2020 A, 4% 6/1/49	865,000	957,945
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	936,143
Series 2019 A, 5% 3/1/31	580,000	727,477
Series 2019:
5% 3/1/32	650,000	812,836
5% 3/1/33	625,000	779,959
5% 3/1/34	700,000	871,856
5% 3/1/35	700,000	870,079
5% 3/1/36	800,000	992,790
5% 3/1/37	900,000	1,114,362
5% 3/1/38	1,325,000	1,637,575
5% 3/1/39	900,000	1,110,128
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	569,581
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,245,000	1,385,167
Series 2020 A, 5% 4/1/50	4,000,000	5,030,264
TOTAL MICHIGAN		47,953,641
Minnesota - 0.5%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	515,000	545,761
5% 6/1/27	500,000	581,984
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	590,995
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	2,120,000	2,706,519
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,561,056
Series 2018 A, 5% 10/1/45	5,000	5,902
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	609,208
5% 5/1/48	675,000	818,084
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,433,697
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,578,245
TOTAL MINNESOTA		11,431,451
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	605,000	708,197
Series I:
5% 10/1/22	400,000	417,230
5% 10/1/23	550,000	598,756
5% 10/1/24	535,000	606,018
5% 10/1/26	650,000	781,786
5% 10/1/28	1,000,000	1,254,353
TOTAL MISSISSIPPI		4,366,340
Missouri - 1.3%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	675,000	818,446
4% 12/1/34	400,000	484,811
4% 12/1/36	700,000	848,432
4% 12/1/37	500,000	605,274
4% 12/1/40	500,000	603,068
5% 12/1/28	580,000	737,277
5% 12/1/29	350,000	453,088
5% 12/1/30	660,000	870,350
5% 12/1/35	600,000	786,340
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,777,976
Series 2019 A:
4% 10/1/48	4,785,000	5,392,987
5% 10/1/46	460,000	559,101
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	155,000	170,385
Series 2021 A, 3% 5/1/52	2,905,000	3,127,733
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,748,622
Series 2019 C:
5% 7/1/26	1,440,000	1,716,897
5% 7/1/27	2,430,000	2,972,411
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,366,899
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	61,267
TOTAL MISSOURI		28,101,364
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	75,000	83,327

Nebraska - 0.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	13,400,000	15,004,614

Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	420,000	468,900
Series 2019 A, 5% 7/1/26	1,255,000	1,501,417
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,516,335
Series 2016 B, 5% 6/15/26	1,675,000	1,992,027
Series 2017 A:
5% 6/15/22	2,520,000	2,592,812
5% 6/15/24	250,000	279,069
5% 6/15/25	5,945,000	6,865,816
5% 6/15/26	215,000	255,693
Series 2017 C, 5% 6/15/22	210,000	216,068
Series A, 5% 6/15/27	1,305,000	1,597,809
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,215,000	2,424,923
Series 2019 B, 4% 10/1/49	235,000	257,463
TOTAL NEVADA		21,968,332
New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,771,565	2,092,648
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	383,802
Series 2017, 5% 7/1/44	2,335,000	2,678,266
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,695,000	1,747,766
Series 2016, 5% 10/1/23	170,000	184,728
TOTAL NEW HAMPSHIRE		7,087,210
New Jersey - 4.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,094,654
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	313,709
Series A, 5% 11/1/31	2,735,000	3,421,300
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,186,722
5% 6/15/35	580,000	707,315
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	224,020
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,035,000	1,192,288
Series 2013 NN, 5% 3/1/27	1,055,000	1,117,145
Series 2014 PP, 5% 6/15/26	1,000,000	1,113,047
Series 2014 RR, 5% 6/15/32	210,000	232,546
Series 2014 UU, 5% 6/15/30	260,000	288,244
Series 2015 XX:
5% 6/15/22	3,285,000	3,380,333
5% 6/15/23	3,500,000	3,757,415
5% 6/15/26	235,000	270,085
Series 2016 A, 5% 7/15/27	1,000,000	1,183,077
Series 2016 BBB:
5% 6/15/23	1,400,000	1,502,966
5.5% 6/15/30	230,000	280,240
Series 2018 EEE:
5% 6/15/28	590,000	729,798
5% 6/15/34	1,500,000	1,832,467
Series LLL:
4% 6/15/44	2,935,000	3,290,335
4% 6/15/49	2,690,000	2,997,258
Series MMM:
4% 6/15/35	1,160,000	1,331,962
4% 6/15/36	450,000	515,144
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	788,210
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	1,060,000	1,273,763
4% 6/1/31	400,000	485,789
4% 6/1/32	270,000	331,602
5% 6/1/29	1,195,000	1,504,261
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	1,360,000	1,522,733
Series 2019 B2, 5%, tender 7/1/25 (b)	1,665,000	1,928,609
Series 2019 B3, 5%, tender 7/1/26 (b)	1,695,000	2,019,211
Series 2016:
4% 7/1/48	200,000	218,026
5% 7/1/28	1,170,000	1,374,997
5% 7/1/41	90,000	103,390
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	286,108
5% 12/1/23	200,000	218,899
5% 12/1/24	115,000	130,368
5% 12/1/25	215,000	250,485
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	1,000,000	1,232,126
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2021 A:
4% 1/1/42	1,710,000	1,986,290
4% 1/1/51	2,000,000	2,296,921
Series D, 5% 1/1/28	1,000,000	1,179,582
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,364,674
Series 2010 A, 0% 12/15/27	1,205,000	1,091,028
Series 2018 A:
5% 12/15/32	355,000	435,084
5% 12/15/34	1,350,000	1,647,387
Series 2021 A:
4% 6/15/38 (d)	800,000	915,734
5% 6/15/33	4,520,000	5,812,687
Series 2022 A, 4% 6/15/40 (d)	3,340,000	3,802,370
Series 2022 AA:
5% 6/15/30 (d)	1,970,000	2,449,839
5% 6/15/31 (d)	4,790,000	6,058,373
Series A:
4% 12/15/39	1,000,000	1,133,487
4.25% 12/15/38	2,515,000	2,871,857
Series AA:
4% 6/15/39	1,040,000	1,194,286
4% 6/15/50	2,280,000	2,556,110
5% 6/15/29	405,000	416,763
5% 6/15/36	1,150,000	1,449,707
5% 6/15/50	500,000	611,328
Series BB, 4% 6/15/44	1,300,000	1,447,035
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,002
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	275,000	281,487
5% 5/1/23	215,000	229,957
TOTAL NEW JERSEY		88,988,635
New Mexico - 0.6%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,193,303
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,460,000	1,689,401
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	930,000	1,018,431
Series 2019 D, 3.75% 1/1/50	335,000	365,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	5,000,000	5,735,335
Series 2019 A:
4% 5/1/23	590,000	621,966
4% 11/1/23	200,000	214,289
4% 5/1/24	675,000	734,219
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	35,022
5% 5/15/34	70,000	79,044
5% 5/15/39	50,000	56,115
5% 5/15/44	50,000	55,771
5% 5/15/49	105,000	116,786
Series 2019 B1, 2.625% 5/15/25	55,000	55,048
TOTAL NEW MEXICO		11,969,730
New York - 6.9%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,511,067
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,352,329
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,600,000	2,668,787
Series 2018, 5% 9/1/36	250,000	312,788
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	320,672
New York City Gen. Oblig.:
Series 2021 A1:
5% 8/1/28	2,385,000	3,002,064
5% 8/1/29	2,595,000	3,330,995
Series 2022 A1, 5% 8/1/47	3,895,000	4,921,992
Series B, 5% 10/1/42	2,000,000	2,475,687
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,265,000	1,267,328
Series 2021, 0.6%, tender 7/1/25 (b)	1,675,000	1,663,609
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	7,000,000	7,972,148
Series 2018 S2, 5% 7/15/35	1,075,000	1,305,745
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,176,477
Series 2018 B, 5% 8/1/45	7,150,000	8,598,651
Series 2022 A1, 5% 11/1/29	5,660,000	7,324,770
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,600,000	4,766,264
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (b)	1,200,000	1,204,195
Series 2019 B2, 5%, tender 5/1/24 (b)	880,000	959,803
Series 2019 B3, 5%, tender 5/1/26 (b)	635,000	739,371
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	4,399,577
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	425,000	481,222
Series 2017 C1, 5% 11/15/34	1,465,000	1,738,942
Series 2017 D:
5% 11/15/30	2,885,000	3,451,848
5% 11/15/35	2,000,000	2,370,578
Series 2020 A, 5% 2/1/23	3,020,000	3,193,119
Series 2020 D, 4% 11/15/46	13,530,000	15,038,535
Series D1, 5% 11/1/25	2,050,000	2,142,376
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,202,950
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	1,250,000	1,448,214
Series 2020 C:
5% 3/15/43	5,000,000	6,253,536
5% 3/15/47	10,000,000	12,401,421
Series 2020 E:
4% 3/15/44	9,300,000	10,662,852
4% 3/15/45	7,500,000	8,578,115
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured)	1,625,000	1,768,351
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	254,546
5.375% 11/1/54 (c)	935,000	955,398
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	1,875,000	2,357,091
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,851,113
TOTAL NEW YORK		144,424,526
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,903,383
Series 194, 5.25% 10/15/55	1,335,000	1,559,689
TOTAL NEW YORK AND NEW JERSEY		7,463,072
North Carolina - 1.0%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	1,027,741
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	55,000	67,563
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	465,000	571,453
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	780,000	788,201
Series 2019 C, 2.55%, tender 6/1/26 (b)	1,345,000	1,426,830
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	16,809,372
TOTAL NORTH CAROLINA		20,691,160
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	910,000	981,150

Ohio - 4.1%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,735,000	4,387,373
Series 2020, 5% 11/15/31	385,000	491,281
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	500,000	511,614
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,159,997
Series 2016, 5% 2/15/46	1,735,000	2,005,506
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,186,822
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,200,000	1,318,789
5% 1/1/25 (FSA Insured)	730,000	832,796
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,508,542
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,210,870
Series 2019 A, 5% 4/1/33	2,430,000	3,075,674
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	401,528
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	200,000	213,911
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	495,000	507,950
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,082,589
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	985,566
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,415,000	5,023,250
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	470,390
5% 8/1/45	3,550,000	4,302,150
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,113,244
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	751,805
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	837,042
5% 7/1/35	2,625,000	3,278,154
5% 7/1/42	4,525,000	5,548,874
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	2,006,073
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	317,833
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	105,000	116,426
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,400,000	1,882,519
5% 12/15/32	1,735,000	2,380,316
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,446,400
5% 2/1/24	3,580,000	3,949,848
5% 2/1/26	1,145,000	1,353,511
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	9,280,000	11,761,703
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	336,255
5% 12/1/22	360,000	377,887
5% 12/1/23	500,000	544,952
5% 12/1/24	525,000	592,749
5% 12/1/25	460,000	534,515
5% 12/1/26	600,000	715,303
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,940,000	2,282,428
5% 2/15/27	1,615,000	1,895,451
Series 2019, 5% 2/15/29	745,000	865,128
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	2,111,812
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,885,749
TOTAL OHIO		85,562,575
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	804,502
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/22	475,000	486,761
5% 8/1/26	360,000	418,898
5% 8/1/44	660,000	771,851
TOTAL OKLAHOMA		2,482,012
Oregon - 0.9%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,300,000	1,645,805
5% 8/15/38	3,700,000	4,668,724
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	1,695,000	1,751,821
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	9,625,000	10,525,181
TOTAL OREGON		18,591,531
Pennsylvania - 5.4%
Allegheny County Arpt. Auth. Rev. Series 2021 B, 5% 1/1/51	8,040,000	9,935,066
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	650,000	613,927
4% 12/1/41	995,000	920,953
4.25% 12/1/50	1,110,000	1,021,314
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	605,000	751,492
5% 7/1/38	1,210,000	1,495,268
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,605,956
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	810,196
Series 2020 A:
5% 6/1/29	1,750,000	2,223,073
5% 6/1/32	3,000,000	3,861,356
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,342,739
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	1,020,000	1,175,251
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/22	1,500,000	1,547,761
5% 7/1/23	900,000	970,776
5% 7/1/24	1,700,000	1,903,216
5% 7/1/26	1,900,000	2,264,389
5% 7/1/27	2,000,000	2,442,722
5% 7/1/28	2,080,000	2,599,495
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	505,000	510,792
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	3,031,058
Series 2019:
4% 9/1/36	750,000	865,019
4% 9/1/37	750,000	862,905
4% 9/1/38	1,700,000	1,952,035
4% 9/1/39	1,100,000	1,260,398
4% 9/1/44	250,000	283,496
5% 9/1/22	600,000	622,834
5% 9/1/23	500,000	541,018
5% 9/1/24	675,000	756,925
Series 2020:
5% 4/1/22	325,000	330,824
5% 4/1/23	360,000	381,676
5% 4/1/24	365,000	399,691
5% 4/1/25	280,000	316,205
5% 4/1/26	330,000	382,231
5% 4/1/27	630,000	746,278
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	1,060,000	1,193,614
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	610,567
5% 4/15/25	750,000	861,909
5% 4/15/26	2,500,000	2,959,116
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (b)	200,000	200,443
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31 (Pre-Refunded to 11/1/22 @ 100)	1,035,000	1,084,357
5% 11/1/42	1,370,000	1,414,762
Series 2016, 5% 5/1/34	1,600,000	1,878,983
Series 2018 A, 5% 2/15/48	940,000	1,137,426
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,705,908
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	2,000,000	2,337,330
Series 2021 A:
4% 12/1/43	3,000,000	3,446,756
4% 12/1/46	5,000,000	5,695,645
4% 12/1/50	1,000,000	1,120,189
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	530,000	601,206
Series 2017, 5% 11/1/47	1,040,000	1,187,687
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,394,678
Series 2019 B:
5% 2/1/34	2,250,000	2,823,309
5% 2/1/35	2,750,000	3,427,010
5% 2/1/36	2,415,000	2,998,253
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,676,998
Series 2019 A:
4% 9/1/35	1,250,000	1,455,169
5% 9/1/23	660,000	716,299
5% 9/1/26	2,000,000	2,395,712
5% 9/1/30	1,335,000	1,697,963
5% 9/1/32	1,000,000	1,264,322
5% 9/1/34	620,000	782,555
5% 9/1/44	1,450,000	1,787,124
Series 2019 B:
5% 9/1/25	1,360,000	1,583,690
5% 9/1/26	1,105,000	1,323,631
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,043,925
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	556,847
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	267,856
4% 6/1/49	555,000	626,851
5% 6/1/44	405,000	497,003
5% 6/1/49	645,000	787,031
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	885,000	1,058,945
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,652,389
TOTAL PENNSYLVANIA		112,981,793
Pennsylvania, New Jersey - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,474,787

Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	225,000	246,013

South Carolina - 1.1%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,292,553
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,431,829
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	540,000	579,921
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	330,000	364,861
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,619,078
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,501,454
Series 2014 C:
5% 12/1/26	100,000	113,212
5% 12/1/39	1,000,000	1,124,602
5% 12/1/46	4,675,000	5,258,495
Series 2016 A, 5% 12/1/33	220,000	258,368
Series A, 5% 12/1/23	790,000	865,863
Series B, 5% 12/1/24	2,520,000	2,868,378
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,943,254
TOTAL SOUTH CAROLINA		22,221,868
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,595,000	1,763,151

Tennessee - 2.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	713,074
Series 2019 A2, 5% 8/1/44	2,250,000	2,701,266
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	763,831
5% 4/1/28	420,000	520,471
5% 4/1/41	500,000	601,034
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	11,000,000	13,380,017
5% 1/1/30	12,750,000	16,590,537
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	451,718
5.25% 10/1/58	1,225,000	1,468,236
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	2,025,000	2,276,127
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	100,000	104,716
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	3,010,000	3,238,024
TOTAL TENNESSEE		42,809,051
Texas - 7.1%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,403,552
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	1,000,000	1,137,430
Series 2020 B:
4% 1/1/34	280,000	324,958
4% 1/1/35	225,000	260,281
4% 1/1/36	245,000	282,650
4% 1/1/37	350,000	402,479
4% 1/1/38	465,000	533,246
4% 1/1/39	600,000	686,545
4% 1/1/40	230,000	262,498
5% 1/1/27	200,000	240,906
5% 1/1/28	230,000	283,078
5% 1/1/29	850,000	1,065,744
5% 1/1/30	400,000	509,748
5% 1/1/31	200,000	253,476
5% 1/1/32	200,000	252,245
5% 1/1/33	300,000	376,687
Series 2021 B:
5% 1/1/30	1,000,000	1,274,371
5% 1/1/32	1,275,000	1,642,237
5% 1/1/39	1,300,000	1,633,679
5% 1/1/46	3,500,000	4,324,323
Series 2021 C, 5% 1/1/27	3,765,000	4,380,416
Collin County Series 2019, 5% 2/15/26	2,315,000	2,741,893
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (b)	890,000	896,822
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,410,000	1,662,407
4% 11/1/35	1,255,000	1,475,317
Series 2021 B, 5% 11/1/43 (d)	2,640,000	3,309,874
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,482,025
Series 2019:
5% 2/15/23	1,000,000	1,061,581
5% 2/15/24	700,000	771,294
5% 2/15/25	1,000,000	1,141,956
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	600,751
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,510,000	2,884,629
4% 5/15/27	1,935,000	2,268,156
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (b)	670,000	698,016
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,147,205
5% 3/1/27	1,000,000	1,184,162
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	825,177
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	607,505
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,657,505
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	935,485
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,499,151
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,222,426
Series 2020 C, 5% 11/15/28	2,400,000	3,044,084
Series 2021 A:
5% 11/15/26	380,000	460,642
5% 11/15/28	1,580,000	2,004,022
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	473,559
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,802,608
5% 5/15/48	1,700,000	2,029,685
Series 2020, 5% 5/15/28	2,250,000	2,810,338
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	565,000	585,948
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,792,788
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	345,000	358,323
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	876,895
Series 2017 A, 5% 1/1/39	4,000,000	4,871,152
Series 2018:
4% 1/1/38	1,835,000	2,091,443
5% 1/1/35	500,000	605,087
Series 2019 A:
5% 1/1/23	2,000,000	2,110,489
5% 1/1/24	2,100,000	2,308,841
5% 1/1/38	5,000,000	6,180,902
Series 2019 B, 5% 1/1/25	645,000	736,046
Series 2021 B, 4% 1/1/33	2,000,000	2,409,239
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,325,000	2,386,623
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,061,581
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (b)	1,400,000	1,436,397
Series 2020, 1.75%, tender 12/1/25 (b)	10,750,000	11,232,611
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	2,285,000	2,476,312
Series 2020, 5% 12/1/24	550,000	626,580
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,089,971
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,398,062
Series 2018 A, 5% 7/1/22	800,000	825,090
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	722,671	764,999
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	835,000	930,215
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	825,000	965,221
4% 6/30/38	2,100,000	2,442,576
4% 12/31/39	1,750,000	2,027,364
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,316,429
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,592,296
5% 3/15/25	1,500,000	1,725,183
5% 3/15/26	1,855,000	2,200,931
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	684,698
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,800,000	8,724,481
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,068,763
Series 2018 A, 5% 10/15/43	1,000,000	1,225,310
Series 2018 B, 5% 4/15/49	1,000,000	1,233,190
TOTAL TEXAS		148,590,860
Utah - 1.1%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,765,122
Series 2018 B, 5% 7/1/48	1,000,000	1,205,835
Series 2021 B:
5% 7/1/46	2,465,000	3,088,740
5% 7/1/51	9,920,000	12,373,063
Utah Gen. Oblig. Series 2020, 5% 7/1/26	1,000,000	1,201,955
TOTAL UTAH		22,634,715
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Series A, 3.75% 11/1/50	1,765,000	1,929,609

Virginia - 1.4%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,652,596
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	597,963
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	316,929
4% 4/1/39	250,000	282,334
4% 4/1/40	280,000	315,382
4% 4/1/45	750,000	835,084
5% 4/1/22	225,000	229,032
5% 4/1/24	300,000	328,891
5% 4/1/26	350,000	405,887
5% 4/1/27	350,000	415,201
5% 4/1/28	440,000	532,223
5% 4/1/29	575,000	707,959
5% 4/1/49	1,000,000	1,196,954
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,430,473
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,985,000	8,387,392
5% 8/1/27	7,460,000	9,194,458
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	307,255
TOTAL VIRGINIA		29,136,013
Washington - 2.9%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22	1,140,000	1,169,685
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	250,000	280,793
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,175,000	1,333,056
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,250,000	4,058,213
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,380,625
Series 2016 C, 5% 2/1/39	2,560,000	2,982,860
Series 2017 D, 5% 2/1/35	500,000	600,926
Series 2018 C, 5% 2/1/41	1,000,000	1,211,246
Series 2021 A, 5% 8/1/43	900,000	1,143,527
Series 2021 C, 5% 2/1/44	13,040,000	16,652,795
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	54,821
5% 7/1/42	560,000	668,919
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	208,804
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	245,000	279,465
5% 8/15/26	225,000	263,178
Series 2015, 5% 1/1/25	1,000,000	1,135,404
Series 2017 A, 4% 7/1/42	5,780,000	6,512,794
Series 2017:
4% 8/15/42	7,000,000	7,571,500
5% 8/15/36	500,000	581,142
Series 2020:
5% 9/1/38	2,000,000	2,527,955
5% 9/1/45	2,250,000	2,809,014
5% 9/1/50	2,500,000	3,106,266
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	497,842
5% 10/1/26	2,010,000	2,389,724
5% 10/1/34	1,510,000	1,736,280
TOTAL WASHINGTON		61,156,834
Wisconsin - 1.6%
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	605,260
5.25% 10/1/48	530,000	602,265
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	896,986
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	459,410
Series 2021 A, 4.5% 6/1/56 (c)	5,725,000	5,683,222
Series 2021 B, 6.5% 6/1/56 (c)	1,700,000	1,708,073
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,240,000	1,410,549
Series 2021 A:
5% 5/1/33	510,000	631,862
5% 5/1/36	5,685,000	7,009,782
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	2,000,000	2,478,854
Series 2019 A:
2.25% 11/1/26	325,000	325,021
5% 11/1/25	240,000	265,386
5% 11/1/29	170,000	193,746
5% 12/1/30	300,000	381,392
5% 12/1/31	300,000	380,040
5% 12/1/32	350,000	442,311
5% 12/1/33	350,000	441,478
5% 12/1/34	350,000	440,337
5% 12/1/35	450,000	565,393
5% 7/1/44	500,000	578,957
5% 11/1/46	1,445,000	1,599,806
5% 7/1/49	2,000,000	2,307,250
Series 2019 B, 5% 7/1/38	355,000	413,913
Series 2019 B1, 2.825% 11/1/28	365,000	365,061
Series 2019 B2, 2.55% 11/1/27	235,000	235,029
Series 2019:
5% 10/1/24	270,000	303,410
5% 10/1/26	550,000	655,068
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 A, 3% 3/1/52	925,000	997,820
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	608,786
TOTAL WISCONSIN		32,986,467
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	2,885,000	3,064,762

TOTAL MUNICIPAL BONDS (Cost $1,920,356,720)		1,987,370,129

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 0.06% (e)(f) (Cost $119,501,484)	119,474,906	119,510,736

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,039,858,204)	2,106,880,865
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,073,645)
NET ASSETS - 100.0%	2,104,807,220

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,350,884 or 0.7% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.06%	128,531,000	308,031,000	317,064,000	50,699	3,471	9,278	119,510,749	10.5%
Total	128,531,000	308,031,000	317,064,000	50,699	3,471	9,278	119,510,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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